UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (96.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,095,000	$1,042,977
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,725,000	2,600,795
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,243,185
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	A1	500,000	537,990
			5,424,947

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,520,000	1,462,909
			1,462,909

Arizona (1.4%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	2,816,006
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	5,600,000	4,504,248
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	AA-	3,635,000	4,147,899
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/26	Baa2	725,000	414,657
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	4,500,000	3,544,245
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	333,900
			15,760,955

Arkansas (0.2%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	AAA	210,000	196,377
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	1,500,000	1,457,295
			1,653,672

California (4.5%)
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	431,625
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	873,731
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K,
4 3/4s, 8/1/36	Aa2	5,750,000	3,620,430
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	AA	640,000	538,714
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	841,230
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Ser. F, 0.75s, 11/1/26	A-1+	2,500,000	2,500,000
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	3,000,000	2,909,820
5s, 11/1/30	A1	5,000	4,418
FGIC, 5s, 6/1/26	AA	5,000,000	4,611,750
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	Aaa	7,500,000	7,394,400
CA State Dept. of Wtr. Resources VRDN (Pwr. Supply),
Ser. B-1, 0.75s, 5/1/22	VMIG1	1,600,000	1,600,000
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	150,542

Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	352,775
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	AAA	545,000	174,133
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	AAA	530,000	578,198
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, XLCA
5s, 8/1/29	A3	1,285,000	1,115,303
5s, 8/1/28	A3	1,125,000	985,714
Metro. Wtr. Dist. VRDN (Southern CA Wtr. Wks.),
Ser. B-3, 0.85s, 7/1/35	VMIG1	1,000,000	1,000,000
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	AA	500,000	446,845
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	AA	8,920,000	6,664,043
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	AA	4,000,000	1,370,040
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, zero %, 12/1/22	AA	7,500,000	2,845,050
San Bernardino, City U. School Dist. G.O. Bonds,
Ser. A, FSA, 5s, 8/1/28	AAA	5,005,000	4,627,923
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/26	AA	9,560,000	3,097,153
			48,733,837

Colorado (1.1%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1, 1.15s, 9/1/33	VMIG1	1,220,000	1,220,000
CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,500,000	880,995
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	827,580
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	923,610
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.),
Ser. C1, MBIA, 5 1/2s, 9/1/24	AA	1,750,000	1,331,435
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,136,456
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,710,442
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, MBIA, zero
%, 9/1/34	AA	13,000,000	1,566,500
			11,597,018

Connecticut (0.4%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	Aa3	2,500,000	1,870,875
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	472,178
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	2,521,980
			4,865,033

Delaware (0.1%)
DE State Hlth. Facs. Auth. Rev. Bonds (Beebe Med.
Ctr.), Ser. A, 5 1/2s, 6/1/24	Baa1	1,250,000	874,538
			874,538

District of Columbia (0.6%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	AAA	5,005,000	4,947,493
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, 5s, 2/1/25	AA	1,035,000	860,603
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
5/15/40	BBB	460,000	273,774
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	AA	1,005,000	887,616
			6,969,486

Florida (9.7%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A2	3,000,000	2,761,380
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,108,305
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	AAA	395,000	390,414
Ser. G, 5 3/4s, 1/1/37	Aa1	1,590,000	1,428,074
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	AAA	1,710,000	1,328,003
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,420,000	1,376,676
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC
Coll., 4.95s, 7/1/37	Aa1	1,755,000	1,256,843
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	320,000	286,819
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	320,000	291,613
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	280,000	257,928
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	235,000	218,146
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	185,000	175,352
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	170,000	172,023
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,

FHLMC Coll., 3 1/2s, 1/1/09	Aa1	135,000	135,000
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	3,300,000	3,046,857
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	AAA	500,000	512,350
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	815,933
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/P	7,030,000	7,794,794
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	AA	18,500,000	22,207,955
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,119,110
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,221,150
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	1,125,000	1,082,239
AMBAC, 5s, 3/15/12	A	1,350,000	1,385,114
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aa3	2,270,000	2,394,192
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	5,500,000	5,260,310
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	1,779,700
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	AA	1,600,000	1,553,440
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	1,000,000	582,810
6.7s, 11/15/19	Ba1	3,700,000	2,546,747
Miami-Dade Cnty., G.O. Bonds (Parks Program), MBIA,
5s, 11/1/25	AA	5,000,000	4,938,050
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	AA	3,000,000	2,962,830
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s,
8/1/29	AA	4,225,000	3,752,476
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded)	A2	235,000	256,855
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,267,146
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	744,135
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, MBIA, 6 1/4s, 10/1/18	AA	3,000,000	3,154,440
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	AAA	33,000	33,035
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	295,000	161,182
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	AA	2,000,000	1,580,620
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	282,323
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	AAA	4,300,000	4,187,598
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	AAA	4,800,000	5,890,320
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	A	5,995,000	5,959,630
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	2,500,000	2,082,675
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	51,577
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	AA	500,000	370,520
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	915,000	638,514
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	283,725
			104,086,928

Georgia (3.9%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	A1	1,000,000	1,055,130
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, MBIA, 4 3/4s,
4/1/11	AA	2,000,000	2,020,560
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
FSA, 5s, 8/1/25	AAA	500,000	501,490
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,138,940
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	A1	10,000,000	10,968,300
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	A1	19,705,000	21,262,483
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	A1	1,310,000	1,453,052
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	3,450,000	2,214,797
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,294,371
			41,909,123

Idaho (--%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	390,000	345,454
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	221,258
			566,712

Illinois (2.0%)
Chicago, Wtr. Rev. Bonds, FSA, 5s, 11/1/25	AAA	4,750,000	4,582,088
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aa2	1,250,000	1,222,988
IL Edl. Fac. Auth. (U. of Chicago), Ser. B, 4.05s,
7/1/25	Aa1	1,000,000	1,011,570
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,202,818
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med.), 6s, 8/15/23	A	400,000	363,420
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	8,000,000	6,209,120
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB+	3,000,000	2,377,740
IL Fin. Auth. Hosp. Rev. Bonds (Kishhealth Syst.),
5 3/4s, 10/1/35	A-	3,450,000	2,783,081
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	AAA	1,000,000	1,014,330
			21,767,155

Indiana (2.1%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	628,929
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	6,150,000	4,860,837
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	3,000,000	2,766,870
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	2,771,536
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,271,820
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aa1	700,000	718,753
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	3,522,690
Indianapolis, Local Pub. Impt. Board Rev. Bonds,
Ser. D, FGIC, 5s, 1/1/13	Aa2	645,000	695,891
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	2,500,000	2,379,100
MBIA, 5.6s, 11/1/16	AA	2,750,000	2,784,458
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	425,340
			22,826,224

Iowa (1.3%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	395,000	374,539
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	7,605,000	8,900,055
(Care Initiatives), 9.15s, 7/1/09 (Prerefunded)	AAA	20,000	20,642
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,511,790
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BBB-	2,500,000	1,684,650
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,500,000	1,411,425
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	392,565
			14,295,666

Kansas (0.5%)
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, MBIA
5 1/4s, 11/1/26	Aa2	1,355,000	1,379,783
5 1/4s, 11/1/25	Aa2	1,620,000	1,656,596
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, MBIA, 5 1/8s,
11/15/32	A2	1,260,000	1,068,543
Lenexa, Hlth. Care Rev. Bonds (LakeView Village),
Ser. C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	582,380
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BBB-	1,500,000	769,335
			5,456,637

Kentucky (0.8%)
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B, 1.10s, 8/1/37	VMIG1	1,440,000	1,440,000
KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville
Arena), Ser. A-1, AGO, 6s, 12/1/42	AAA	3,500,000	3,386,670
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	Baa1	245,000	208,260
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	2,639,040
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	637,574
			8,311,544

Louisiana (0.3%)
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	500,000	467,010

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B
5 7/8s, 5/15/39	BBB	950,000	592,677
5 1/2s, 5/15/30	BBB	2,500,000	1,866,275
			2,925,962

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
FSA, 5 3/4s, 7/1/30	AAA	300,000	297,804
			297,804

Maryland (0.7%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,598,300
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,028,078
5 3/4s, 1/1/38	BBB-	1,000,000	634,710
			7,261,088

Massachusetts (3.1%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	AA	1,500,000	1,505,010
MA State Dev. Fin. Agcy. Rev. Bonds (Wheelock
College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	2,224,134
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	820,000	763,748
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	725,000	840,855
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,027,034
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	1,930,000	2,066,181
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,750,000	3,289,755
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	5,800,000	5,740,086
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	690,300
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	669,490
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	918,350
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	912,980
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,745,000	1,250,240
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	725,000	751,753
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BBB-	450,000	257,306
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/26	AA	1,050,000	845,397
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,305,000	3,130,331
(Worcester City Campus Corp.), Ser. F, FGIC, MBIA,
4 1/2s, 10/1/25	AA	600,000	536,682
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	4,150,000	5,268,757
			33,688,389

Michigan (1.9%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	A	500,000	436,925
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	3,120,000	2,963,126
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	525,000	412,388
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	410,441
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	2,361,060
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	923,290
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	915,000	601,100
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,915,000	2,805,250
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	3,788,600
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	Baa1	5,000,000	4,461,450
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. A, 1.35s, 6/1/31 (LaSalle Bank Midwest)	A-1+	600,000	600,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	1,000,000	601,680
			20,365,310

Minnesota (0.7%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,049,536
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	3,158,156
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,389,294
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 1.35s, 10/1/32	VMIG1	300,000	300,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	650,000	616,837
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,250,000	721,713
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB	500,000	325,995

			7,561,531

Mississippi (1.2%)
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.),
1.10s, 6/1/23	VMIG1	5,600,000	5,600,000
Jackson Cnty., VRDN, 1s, 12/1/16	VMIG1	1,200,000	1,200,000
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	2,127,900
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	615,623
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,035,000	1,981,520
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,025,000	997,971
			12,523,014

Missouri (0.9%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/27	A+	3,250,000	2,800,103
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. A, 1.20s, 9/1/30	VMIG1	5,100,000	5,100,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	260,000	260,099
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	255,000	254,477
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	170,000	167,615
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	380,000	374,433
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	130,000	127,301
3.6s, 9/1/09	AAA	140,000	141,754
			9,225,782

Nebraska (--%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	AA-	370,000	296,925
			296,925

Nevada (2.6%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-1, AMBAC, 5s,
7/1/27	Aa3	10,000,000	7,909,200
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A	7,570,000	4,380,910
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,705,000	1,226,748
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aa3	4,345,000	3,853,320
NV State G.O. Bonds (Cap. Impt. & Cultural Affairs),
Ser. B, FGIC, 5s, 12/1/23	Aa1	10,000,000	10,157,500
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aa3	500,000	523,415
			28,051,093

New Hampshire (2.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	621,800
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31
(Prerefunded)	A	4,000,000	4,481,400
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	2,585,000	2,058,642
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH)
Ser. A, 1.20s, 7/1/35	VMIG1	5,400,000	5,400,000
Ser. B, 1.20s, 7/1/33	VMIG1	10,100,000	10,100,000
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds (Catholic
Med. Ctr.), 5s, 7/1/32	Baa1	2,865,000	1,623,452
NH Hlth. and Ed. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	A3	2,900,000	2,376,521
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	900,000	956,655
			27,618,470

New Jersey (4.2%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, MBIA, 5s, 3/15/31	AA/P	3,500,000	3,071,425
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	3,150,000	3,633,998
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	7,380,750
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	AA	7,000,000	6,137,110
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	4,147,375
(South Jersey Hosp.), 6s, 7/1/12	A3	4,110,000	4,204,571
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,750,000	3,079,425
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	280,000	259,784
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	2,635,000	1,828,690
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	8,760,000	3,258,895
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,376,120

6 3/8s, 6/1/32 (Prerefunded)	AAA	1,775,000	2,010,649
6 1/8s, 6/1/42 (Prerefunded)	AAA	1,600,000	1,815,472
Ser. 1A, 5s, 6/1/29	BBB	2,850,000	1,613,955
			44,818,219

New Mexico (0.2%)
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	AAA	2,000,000	1,877,900
			1,877,900

New York (6.9%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, MBIA, 5s, 9/1/20	AA	500,000	476,820
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	AA	500,000	439,670
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	270,000	274,072
NY City, G.O. Bonds
Ser. G, 5 1/4s, 8/1/16	AA	625,000	675,150
Ser. J/J-1, 5s, 6/1/21	AA	250,000	246,358
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	A	300,000	239,103
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	7,757,555
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	200,000	97,114
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	4,969,100
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,175,627
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	14,139,138
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	425,658
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	584,925
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,085,676
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Baa1	1,000,000	959,420
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	285,000	308,912
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,850,000	1,197,376
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	512,745
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/01/12	A1	500,000	499,625
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	519,960
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	70,973
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	1,793,242
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	698,250
			74,146,469

North Carolina (4.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	AA	11,680,000	12,175,466
Ser. D, 6 3/4s, 1/1/26	Baa1	5,000,000	4,777,850
Ser. C, 6 3/4s, 1/1/24	Baa1	1,250,000	1,220,125
AMBAC, 6s, 1/1/18	A	7,000,000	7,377,370
Ser. A, 5 3/4s, 1/1/26	Baa1	3,750,000	3,174,000
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	920,000	880,946
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	1,691,988
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32
(Prerefunded)	AAA/P	3,000,000	3,408,930
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	158,063
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A2	10,000,000	10,197,100
Ser. A, 5 1/2s, 1/1/13	A2	200,000	211,934
			45,273,772

Ohio (5.3%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	4,261,700
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,139,220
5 3/4s, 6/1/34	BBB	34,100,000	19,091,908
5 1/8s, 6/1/24	BBB	5,320,000	3,610,790
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	AAA	600,000	594,756
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	523,835
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, MBIA, 5s, 12/1/28	AA	6,130,000	6,129,694
Lorain Cnty., Hosp. Rev. Bonds

(Catholic Hlth. Care Refurbish & Impt.), Ser. A,
5 1/4s, 10/1/33	AA-	750,000	642,893
(Catholic), Ser. C-2, FSA, 5s, 4/1/24	AAA	5,000,000	4,623,650
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,393,635
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A1	1,000,000	1,043,660
4.95s, 7/1/15	A1	5,300,000	5,538,924
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,125,360
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	5,500,000	4,501,310
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	A+	500,000	486,960
			56,708,295

Oklahoma (0.1%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	AAA	250,000	272,565
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	660,000	586,522
			859,087

Oregon (0.1%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	1,280,000	1,258,560
			1,258,560

Pennsylvania (3.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, MBIA, 6s, 7/1/24	AA	2,210,000	2,401,364
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	4,750,000	2,301,898
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30	AA	150,000	149,424
5 1/2s, 12/1/30 (Prerefunded)	AA	850,000	907,979
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	3,350,000	3,359,280
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	592,435
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,107,980
5.15s, 1/1/18	BBB+	665,000	512,921
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aa3	5,500,000	5,460,070
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	800,904
Greater Johnstown, School Dist. G.O. Bonds, Ser. B,
MBIA, 5 1/2s, 8/1/17	AA	1,250,000	1,319,888
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5.15s, 3/15/20 (Prerefunded)	AAA/P	50,000	55,502
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,800,000	1,465,542
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	2,000,000	1,377,580
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	2,444,878
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	2,750,000	1,706,265
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	703,640
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	B-	3,100,000	3,100,000
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/10 (Prerefunded)	AAA	1,485,000	1,573,981
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 0.95s, 7/1/31 (Citizens Bank
of PA)	VMIG1	5,400,000	5,400,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	5,415,577	1,625
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B,
FGIC, 5 1/4s, 11/1/14	AA	500,000	534,325
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	330,000	280,784
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,220,050
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	336,305
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	AA	485,000	494,763
			39,609,383

Puerto Rico (3.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	240,000	158,479
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, MBIA, 6s, 7/1/27	AA	500,000	434,340
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	3,400,000	2,726,834

6s, 7/1/38	Baa3	3,000,000	2,438,730
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	4,850,000	3,936,551
Ser. RR, FGIC, 5s, 7/1/23	AA	4,395,000	3,550,764
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	1,000,000	891,680
Ser. B, 5s, 12/1/13	BBB	250,000	233,483
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K
5s, 7/1/17	BBB+	2,900,000	2,548,085
5s, 7/1/13	BBB+	500,000	469,160
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	212,995
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Auxilio Mutuo Oblig. Group), Ser. A,
MBIA, 6 1/4s, 7/1/16	AA	3,800,000	3,800,456
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	750,000	603,128
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd.
5 1/2s, 7/1/27	Baa3	2,000,000	1,595,160
5 1/2s, 7/1/23	Baa3	11,235,000	9,419,536
5 1/2s, 7/1/19	Baa3	750,000	671,835
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A
AMBAC, 5 1/4s, 8/1/30	A	175,000	162,519
MBIA, 5 1/4s, 8/1/29	AA	500,000	464,340
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, MBIA, zero %, 8/1/43	AA	350,000	28,266
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	791,880
			35,138,221

South Carolina (1.0%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A3	5,000,000	4,450,700
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	AAA	2,500,000	2,439,475
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	1,635,000	1,474,770
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	800,000	895,560
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,288,238
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	155,975
			10,704,718

South Dakota (0.7%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19 (SEG)	A	3,445,000	3,542,872
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	921,620
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,110,000	817,215
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	AA-	2,500,000	2,130,375
			7,412,082

Tennessee (1.7%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/25 (Prerefunded)	Baa1	5,000,000	5,673,150
5 1/2s, 7/1/36	Baa1	5,000,000	3,009,300
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	1,964,620
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	357,120
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	218,880
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A
5 1/4s, 9/1/24	AA-	4,000,000	2,820,360
5 1/4s, 9/1/20	AA-	5,000,000	3,830,050
			17,873,480

Texas (13.5%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	715,000	485,256
5 7/8s, 11/15/18	BB-/P	4,250,000	3,125,280
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,022,480
5s, 2/15/24	Aaa	2,000,000	2,033,220
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG
5s, 2/15/30	Aaa	4,095,000	4,057,875
5s, 2/15/29	Aaa	3,895,000	3,880,121
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	Baa1	1,070,000	591,603
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	Baa1	3,450,000	2,247,158
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	637,488

Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A	10,500,000	9,361,905
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	3,260,000	3,528,200
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,031,046
Gateway, Pub. Fac. Corp. Mandatory Put Bonds
(Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/14	Aaa	1,500,000	1,505,910
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	AAA	1,000,000	1,106,120
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	AAA	570,000	571,853
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	AAA	750,000	818,835
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,029,450
Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	2,000,000	2,116,280
5 3/4s, 5/15/37	A1	1,200,000	1,146,684
5 3/4s, 5/15/28	A1	2,000,000	1,988,300
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,644,992
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	250,000	250,295
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	859,622
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	AAA	1,750,000	1,812,650
North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	2,592,960
Ser. A, MBIA, 5 1/8s, 1/1/28	AA	5,000,000	4,609,600
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	3,533,061
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,126,472
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,296,773
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6 1/2s, 1/1/15), 2043 (STP)	A2	9,700,000	5,381,560
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,727,915
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,014,590
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	400,000	393,840
Round Rock, Indpt. School Dist. G.O. Bonds (School
Bldg.), 5s, 8/1/33	Aa2	500,000	473,595
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,132,500
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	AAA	1,415,000	1,099,031
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	504,460
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	689,960
5 1/4s, 11/15/22	A-	2,500,000	1,890,550
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	AA	1,870,000	1,956,899
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	3,460,800
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aa1	5,000,000	4,868,700
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	22,250,592
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,961,435	1,718,649
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	7,344,155
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	A	1,000,000	823,280
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	7,648,562
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,442,433
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	3,759,228
White Settlement, Indpt. School Dist. G.O. Bonds
(School Bldg.), PSFG, zero %, 8/15/13	AAA	2,775,000	2,412,585
			145,005,373

Utah (0.7%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	4,450,000	5,187,855
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	A	2,000,000	2,000,180
			7,188,035

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA	580,000	574,635
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	745,000	710,022
			1,284,657

Virgin Islands (--%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	AA	250,000	197,945

			197,945

Virginia (2.4%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	3,711,840
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	AAA	19,850,000	20,792,478
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,138,035
			25,642,353

Washington (3.0%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	AA	695,000	639,643
5s, 9/1/24	AA	615,000	573,045
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	498,435
5s, 12/1/22	A	1,050,000	1,012,085
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,155,000	1,595,950
6 1/2s, 6/1/26	BBB	3,405,000	2,799,863
WA State G.O. Bonds
Ser. D, FSA, 5s, 1/1/28	AAA	8,320,000	8,319,917
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aa1	5,270,000	5,327,865
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	6,902,937
Ser. C, Radian Insd., 5 3/8s, 8/15/28	A3	1,850,000	1,350,389
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	AAA	3,000,000	2,598,000
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	990,000	959,795
			32,577,924

West Virginia (1.2%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	AA	6,200,000	5,867,060
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	5,400,000	3,234,492
Mason Cnty., Poll. Control Mandatory Put Bonds
(Appalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	Baa2	2,000,000	1,797,000
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	2,500,000	1,650,000
			12,548,552

Wisconsin (0.9%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,000,000	861,350
6 3/8s, 6/1/32	BBB	10,615,000	8,251,995
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aa3	1,000,000	1,009,270
			10,122,615

Wyoming (0.5%)
Uinta Cnty. Poll. Control VRDN (Chevron USA, Inc.),
1.10s, 8/15/20	P-1	1,800,000	1,800,000
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	1,410,000	1,269,832
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A,
5 1/2s, 1/1/38	A2	2,800,000	2,488,612
			5,558,444

Total municipal bonds and notes (cost $1,151,169,209)			$1,042,183,836

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		4,000,000	$4,002,040
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	5,100,000
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		2,000,000	1,700,000

Total preferred stocks (cost $12,000,000)			$10,802,040

TOTAL INVESTMENTS

Total investments (cost $1,163,169,209) (b)			$1,052,985,876

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	156	$19,617,000	Mar-09	$(1,518,382)

Total				$(1,518,382)

NOTES

(a) Percentages indicated are based on net assets of $1,075,441,428.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,162,807,221, resulting in gross unrealized appreciation and depreciation of $33,737,902 and $143,559,247, respectively, or net unrealized depreciation of $109,821,345.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, and FRN are the current interest rates at December 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2008 (as a percentage of net assets):

Healthcare	23.9%
Utilities	18.4
State government	16.7

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$--	$(1,518,382)

Level 2	1,052,985,876	--

Level 3	--	--

Total	$1,052,985,876	$(1,518,382)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

	Investment in securities	Other financial instruments*

Balance as of September 30, 2008	$44,000	$--
Accrued discounts/premiums	(5)	--
Realized Gain / Loss	115,663	--
Change in net unrealized appreciation (depreciation)	(43,995)	--
Net Purchases / Sales	(115,663)	--
Net Transfers in and/or out of Level 3	--	--

Balance as of December 31, 2008	$--	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009